Provisions	6 Months Ended
Feb. 28, 2019
Provisions [Abstract]
Provisions

7. PROVISIONS

	Asset
	retirement
	obligations	Restructuring (1)	Other	Total
	$	$	$	$
Balance as at September 1, 2018	67	276	81	424
Additions	-	1	9	10
Accretion	4	-	-	4
Reversal	-	-	(2)	(2)
Payments	-	(80)	(26)	(106)
Balance as at February 28, 2019	71	197	62	330
Current	-	166	79	245
Long-term	67	110	2	179
Balance as at September 1, 2018	67	276	81	424
Current	-	172	62	234
Long-term	71	25	-	96
Balance as at February 28, 2019	71	197	62	330
(1)	During the second quarter of fiscal 2018, the Company offered a voluntary departure program to a group of eligible employees and in the third and fourth quarters made additional changes to its organizational structure as part of a total business transformation initiative. A total of $77 has been paid in fiscal 2019. The remaining costs are expected to be paid out within the next 23 months.